Consolidated statements of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Loss for the year	€ (189,295)	€ (146,253)	€ (239,751)
Adjustments for:
Income tax expenses / (benefits)	3,078	3,407	(129)
Depreciation and amortization	46,542	46,946	45,810
Impairment of goodwill	31,208
Provisions and impairment losses (exclude goodwill)	3,727	79	16,729
Employee share-based compensation	551	2,749	7,431
Finance cost - net	29,504	20,204	13,742
Costs in respect of disputes	(1,095)	5,305	0
Fair value movement in warrants	(2,818)	(4,961)	1,132
Net gains on disposals	(9,079)	(3,564)	(964)
Share listing and associated expenses	0	0	84,193
Change in inventories	22,099	8,528	(28,514)
Change in trade receivables	15,789	2,905	(10,541)
Change in trade payables	1,848	5,462	14,963
Change in other operating assets and liabilities	(8,804)	2,435	15,237
Income tax paid	(2,636)	(1,133)	(189)
Net cash used in operating activities	(59,381)	(57,891)	(80,851)
Investing activities
Payment for the purchase of property, plant and equipment, intangible assets and other long-term assets	(13,028)	(42,710)	(24,703)
Proceeds from disposal of property, plant and equipment, intangible assets and other long-term assets	12,903	4,443	2,904
Purchase of financial assets at fair value through profit or loss		(348)
Net cash used in investing activities	(125)	(38,615)	(21,799)
Financing activities
Proceeds from the Reverse Recapitalization	0	0	183,426
Payments of transaction costs related to the Reverse Recapitalization	0	0	(11,217)
Proceeds from financing fund	0	36,541	24,022
Proceeds from borrowings	228,939	153,319	190,729
Repayments of financing fund	(18,274)
Repayments of borrowings	(113,717)	(117,552)	(225,017)
Repayments of lease liabilities	(32,443)	(31,352)	(34,706)
Payment of borrowings interest	(7,792)	(5,115)	(15,808)
Payment of lease liabilities interest	(7,652)	(7,178)	(6,658)
Capital contribution from non-controlling interests	5	5,645	172
Changes in ownership interest in a subsidiary without change of control		(177)	(6)
Net cash generated from financing activities	49,066	34,131	104,937
Net change in cash and cash equivalents	(10,440)	(62,375)	2,287
Cash and cash equivalents less bank overdrafts at the beginning of the year	27,850	91,749	88,658
Effect of foreign exchange differences on cash and cash equivalents	633	(1,524)	804
Cash and cash equivalents less bank overdrafts at the end of the year	€ 18,043	€ 27,850	€ 91,749